Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of Income Tax Expense/(Benefit) Included in the Consolidated Statements of Income/(Loss)

(Dollars in millions)	Year ended December 31
Current income tax expense/(benefit):	2011	2010	2009
Federal	($4)	$—	($7)
State	—	(14)	3
Total	($4)	($14)	($4)
Deferred income tax expense/(benefit):
Federal	$81	($177)	($798)
State	2	6	(96)
Total	83	(171)	(894)
Total income tax expense/(benefit)	$79	($185)	($898)

Reconciliation of the Expected Income Tax Expense at the Statutory Federal Income Tax Rate to the Actual Income Tax Expense/(Benefit) and Effective Tax Rate

	Year ended December 31
	2011		2010		2009
(Dollars in millions)	Amount	Percent of Pre-Tax Income	Amount	Percent of Pre-Tax Income [1]	Amount	Percent of Pre-Tax Income
Income tax expense/(benefit) at federal statutory rate	$254	35.0%	$1	35.0%	($861)	(35.0)%
Increase (decrease) resulting from:
Tax-exempt interest	(72)	(9.9)	(74)	NM	(79)	(3.2)
Dividends received deduction	(14)	(1.9)	(13)	NM	(12)	(0.5)
Income tax credits, net	(88)	(12.1)	(88)	NM	(80)	(3.2)
State income taxes, net	2	0.2	12	NM	(48)	(2.0)
Completion of audit examinations by taxing authorities	—	—	(20)	NM	(55)	(2.2)
Goodwill impairment	—	—	—	—	237	9.6
Other	(3)	(0.4)	(3)	NM	—	—
Total income tax expense/(benefit) and rate	$79	10.9%	($185)	NM	($898)	(36.5)%
[1] "NM" - Calculated percentage was not considered to be meaningful

Significant Components of the Net Deferred Tax Asset and Liability

(Dollars in millions)	2011	2010
DTAs:
Allowance for loan and lease losses	$906	$1,092
Accrued expenses	509	378
State NOL and other carryforwards (net of federal benefit)	197	182
Federal NOL	—	24
Federal credits and other carryforwards	266	256
Other	175	276
Total gross DTAs	2,053	2,208
Valuation allowance	(65)	(50)
Total DTAs	$1,988	$2,158
DTLs:
Net unrealized gains in AOCI	$995	$915
Leasing	728	701
Compensation and employee benefits	100	88
MSRs	613	610
Loans	47	135
Goodwill and intangible assets	121	97
Fixed assets	177	148
Other	95	113
Total DTLs	$2,876	$2,807
Net DTL	($888)	($649)

Change in Unrecognized Tax Benefits [Table Text Block]

	2011	2010
(Dollars in millions)
Balance at January 1	$132	$188
Increases in UTBs related to prior years	12	26
Decreases in UTBs related to prior years	(12)	(11)
Increases in UTBs related to the current year	8	4
Decreases in UTBs related to settlements	(1)	(57)
Decreases in UTBs related to lapse of the applicable statutes of limitations	(6)	(18)
Balance at December 31	$133	$132